Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Components of income tax expense

	2012	2011
	(In Thousands)
Federal:
Current	$1,311	$1,317
Deferred	(151)	(222)

Total	$1,160	$1,095

Reconciliations of the statutory federal income tax

	Percentage of Income before Income Taxes
	2012	2011
Federal income tax at statutory rate	34.0%	34.0%
Tax-exempt income	(12.0)	(11.6)
Earnings on investment in life insurance	(1.6)	(1.5)

Total	20.4%	20.9%

Components of deferred tax assets and liabilities

	2012	2011
	(In Thousands)
Deferred tax assets:
Allowance for loan losses	$897	$1,023
Nonaccrual loans interest	21	4
Intangible assets	2	5
Retirement liabilities	598	576
State net operating loss carryforward	229	212

Gross deferred tax asset	1,747	1,820

Valuation allowance	(229)	(212)

	1,518	1,608

Deferred tax liabilities:
Accumulated depreciation	275	280
Available for sale securities	739	716
Other	197	131

	1,211	1,127

Net Deferred Tax Assets	$307	$481